Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Entity File Number	001-39338
Entity Registrant Name	CIMG Inc.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room R2, FTY D, 16/F
Entity Address, Address Line Two	Kin Ga Industrial Building
Entity Address, Address Line Three	9 San On Street
Entity Address, City or Town	Tuen Mun,
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+ 852
Local Phone Number	70106695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	IMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false